Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
Management has evaluated its December 31, 2025 financial statements for subsequent events for the Plan through June 25, 2026, the date the financial statements were available for issuance.

On May 21, 2026, the Company announced that its Board of Directors has approved the previously announced separation of its Mobility division, and the creation of an independent, public company, Mobility Global Inc. The transaction is expected to be completed on July 1, 2026, subject to customary conditions. The transaction is expected to result in the separation of the Plan’s assets and liabilities attributable to the Company's Mobility division participants. For risks and uncertainties specifically related to this transaction refer to the Company's filings with the Securities and Exchange Commission, including Item 1A, Risk Factors, in its most recently filed Annual Report on Form 10-K, as supplemented by Item 1A, Risk Factors, in its most recently filed Quarterly Report on Form 10-Q.